PGIM Jennison Small Company Fund
Schedule of Investments as of June 30, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 99.2%
Common Stocks
Aerospace & Defense 0.4%
Curtiss-Wright Corp.	52,874	$6,279,316
Kaman Corp.	49,727	2,506,241
		8,785,557
Airlines 0.3%
Sun Country Airlines Holdings, Inc.*(a)	155,337	5,749,022
Automobiles 0.3%
Electric Last Mile Solutions, Inc. PIPE (original cost $7,600,000; purchased 04/29/21)*^(f)	760,000	7,277,760
Banks 6.8%
Ameris Bancorp	76,849	3,890,865
BankUnited, Inc.	487,250	20,800,703
East West Bancorp, Inc.	387,051	27,747,686
Eastern Bankshares, Inc.	558,498	11,488,304
Enterprise Financial Services Corp.(a)	277,632	12,879,348
First Bancorp.	209,430	8,567,781
PacWest Bancorp	255,769	10,527,452
Pinnacle Financial Partners, Inc.	241,897	21,357,086
Silvergate Capital Corp. (Class A Stock)*	100,156	11,349,678
Wintrust Financial Corp.	232,012	17,547,068
		146,155,971
Biotechnology 5.7%
Amicus Therapeutics, Inc.*	1,162,011	11,201,786
Apellis Pharmaceuticals, Inc.*	263,022	16,622,990
Argenx SE (Netherlands), ADR*(a)	62,758	18,894,551
Horizon Therapeutics PLC*	354,991	33,241,357
Intellia Therapeutics, Inc.*	123,972	20,072,307
Nurix Therapeutics, Inc.*(a)	225,574	5,984,478
Turning Point Therapeutics, Inc.*	131,531	10,262,049
Veracyte, Inc.*	187,856	7,510,483
		123,790,001
Building Products 1.0%
JELD-WEN Holding, Inc.*	778,040	20,431,330
Capital Markets 5.7%
Ares Management Corp. (Class A Stock)	292,343	18,590,092

PGIM Jennison Small Company Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
AssetMark Financial Holdings, Inc.*	231,236	$5,794,774
Brightsphere Investment Group, Inc.	1,469,056	34,419,982
Focus Financial Partners, Inc. (Class A Stock)*	491,746	23,849,681
Lazard Ltd. (Class A Stock)	503,371	22,777,538
Open Lending Corp. (Class A Stock)*(a)	386,303	16,645,796
		122,077,863
Chemicals 1.4%
Avient Corp.	606,908	29,835,597
Commercial Services & Supplies 1.8%
GFL Environmental, Inc. (Canada)	610,274	19,479,946
Harsco Corp.*	986,827	20,151,008
		39,630,954
Construction & Engineering 3.9%
Great Lakes Dredge & Dock Corp.*	2,110,714	30,837,532
Quanta Services, Inc.	196,555	17,801,986
WillScot Mobile Mini Holdings Corp.*	1,281,737	35,722,010
		84,361,528
Construction Materials 1.3%
Summit Materials, Inc. (Class A Stock)*	796,522	27,758,792
Containers & Packaging 0.9%
Crown Holdings, Inc.	193,719	19,800,019
Diversified Telecommunication Services 0.5%
Bandwidth, Inc. (Class A Stock)*(a)	79,445	10,957,054
Electronic Equipment, Instruments & Components 2.5%
Cognex Corp.	191,529	16,098,013
Littelfuse, Inc.	92,270	23,509,473
nLight, Inc.*	420,333	15,249,681
		54,857,167
Equity Real Estate Investment Trusts (REITs) 5.3%
American Campus Communities, Inc.	419,339	19,591,518
Cousins Properties, Inc.	491,754	18,086,712
Gaming & Leisure Properties, Inc.	629,408	29,160,473
Independence Realty Trust, Inc.	1,286,696	23,456,468

PGIM Jennison Small Company Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
National Storage Affiliates Trust	84,925	$4,293,808
Plymouth Industrial REIT, Inc.	155,701	3,117,134
Retail Opportunity Investments Corp.	363,829	6,425,220
Summit Hotel Properties, Inc.*	1,063,901	9,926,196
		114,057,529
Food & Staples Retailing 2.7%
BJ’s Wholesale Club Holdings, Inc.*(a)	277,434	13,200,310
Performance Food Group Co.*(a)	740,222	35,893,365
Sprouts Farmers Market, Inc.*(a)	398,742	9,908,738
		59,002,413
Food Products 1.7%
Adecoagro SA (Brazil)*	1,105,179	11,095,997
Darling Ingredients, Inc.*	304,334	20,542,545
Freshpet, Inc.*	35,219	5,739,288
		37,377,830
Health Care Equipment & Supplies 2.1%
Hill-Rom Holdings, Inc.	192,612	21,878,797
Integra LifeSciences Holdings Corp.*	60,971	4,160,661
Ortho Clinical Diagnostics Holdings PLC*	700,627	15,000,424
Treace Medical Concepts, Inc.*(a)	136,305	4,260,895
		45,300,777
Health Care Providers & Services 2.8%
Acadia Healthcare Co., Inc.*	330,163	20,717,728
Molina Healthcare, Inc.*	126,915	32,117,110
Talkspace, Inc. PIPE (original cost $9,450,920; purchased 04/29/21)*^(f)	945,092	7,461,029
		60,295,867
Health Care Technology 0.8%
Change Healthcare, Inc.*	432,186	9,957,566
Phreesia, Inc.*	115,520	7,081,376
		17,038,942
Hotels, Restaurants & Leisure 4.0%
Bally’s Corp.*	216,222	11,699,772

PGIM Jennison Small Company Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
BJ’s Restaurants, Inc.*	71,393	$3,508,252
Bloomin’ Brands, Inc.*	794,121	21,552,444
Jack in the Box, Inc.	161,671	18,016,616
Penn National Gaming, Inc.*(a)	244,091	18,670,521
Rush Street Interactive, Inc.*(a)	611,200	7,493,312
Texas Roadhouse, Inc.	46,600	4,482,920
		85,423,837
Household Durables 1.3%
Century Communities, Inc.	242,729	16,151,188
Toll Brothers, Inc.(a)	223,379	12,913,540
		29,064,728
Independent Power & Renewable Electricity Producers 0.9%
NextEra Energy Partners LP	239,709	18,304,179
Insurance 2.2%
Alleghany Corp.*	25,972	17,325,142
Axis Capital Holdings Ltd.	273,836	13,420,702
ProSight Global, Inc.*	362,819	4,629,571
RenaissanceRe Holdings Ltd. (Bermuda)	84,522	12,578,564
		47,953,979
Interactive Media & Services 0.4%
Vimeo, Inc.*	156,542	7,670,558
Internet & Direct Marketing Retail 0.9%
Stamps.com, Inc.*	79,414	15,905,830
Xometry, Inc. (Class A Stock)*	32,221	2,815,793
		18,721,623
IT Services 3.5%
Evo Payments, Inc. (Class A Stock)*	369,444	10,248,377
Flywire Corp.*(a)	160,130	5,883,176
Globant SA*	67,971	14,897,884
Payoneer Global, Inc. PIPE (original cost $4,955,790; purchased 04/29/21)*^(f)	495,579	4,882,196
Shift4 Payments, Inc. (Class A Stock)*(a)	51,649	4,840,544

PGIM Jennison Small Company Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
IT Services (cont’d.)
TELUS International CDA, Inc. (Philippines)*	482,714	$15,017,233
WEX, Inc.*	106,835	20,715,306
		76,484,716
Leisure Products 1.6%
Brunswick Corp.	339,734	33,844,301
Life Sciences Tools & Services 1.7%
Avantor, Inc.*	903,908	32,097,773
Syneos Health, Inc.*	50,074	4,481,122
		36,578,895
Machinery 6.2%
Colfax Corp.*(a)	587,842	26,929,042
Enerpac Tool Group Corp.	576,868	15,356,226
Gates Industrial Corp. PLC*	607,672	10,980,633
Kennametal, Inc.	200,884	7,215,753
Lincoln Electric Holdings, Inc.(a)	113,243	14,915,236
Nordson Corp.	59,327	13,022,870
Rexnord Corp.	562,657	28,155,356
Trinity Industries, Inc.(a)	222,236	5,975,926
Westinghouse Air Brake Technologies Corp.	132,938	10,940,798
		133,491,840
Media 0.5%
Cardlytics, Inc.*	79,085	10,038,259
Metals & Mining 1.1%
ERO Copper Corp. (Canada)*	496,527	10,418,415
Royal Gold, Inc.	124,210	14,172,361
		24,590,776
Mortgage Real Estate Investment Trusts (REITs) 0.6%
Starwood Property Trust, Inc.	493,561	12,916,491
Oil, Gas & Consumable Fuels 4.5%
Devon Energy Corp.	1,332,274	38,889,078
PDC Energy, Inc.	796,775	36,484,327
Targa Resources Corp.	503,084	22,362,084
		97,735,489

PGIM Jennison Small Company Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals 1.5%
Jazz Pharmaceuticals PLC*(a)	114,274	$20,299,634
Revance Therapeutics, Inc.*	431,977	12,803,798
		33,103,432
Professional Services 1.2%
ASGN, Inc.*	194,532	18,855,987
First Advantage Corp.*	296,367	5,900,667
		24,756,654
Real Estate Management & Development 0.8%
Howard Hughes Corp. (The)*	176,757	17,226,737
Road & Rail 2.9%
J.B. Hunt Transport Services, Inc.	99,845	16,269,743
Saia, Inc.*	145,951	30,575,275
TFI International, Inc. (Canada)	175,147	15,971,655
		62,816,673
Semiconductors & Semiconductor Equipment 4.2%
Brooks Automation, Inc.	109,992	10,480,038
Entegris, Inc.	117,302	14,424,627
MACOM Technology Solutions Holdings, Inc.*(a)	254,118	16,283,881
ON Semiconductor Corp.*(a)	286,555	10,969,325
Tower Semiconductor Ltd. (Israel)*	654,355	19,257,668
Universal Display Corp.	89,754	19,955,007
		91,370,546
Software 4.9%
Clear Secure, Inc. (Class A Stock)*	112,729	4,509,160
Descartes Systems Group, Inc. (The) (Canada)*	97,276	6,727,608
Everbridge, Inc.*	171,106	23,284,105
Intapp, Inc.*	218,639	6,121,892
LiveVox Holdings, Inc. PIPE (original cost $10,000,000; purchased 04/29/21)*^(f)	1,000,000	7,932,500
PagerDuty, Inc.*(a)	311,450	13,261,541
Smartsheet, Inc. (Class A Stock)*	326,531	23,614,722
Sprout Social, Inc. (Class A Stock)*	74,553	6,666,529
Varonis Systems, Inc.*	249,501	14,376,248
		106,494,305

PGIM Jennison Small Company Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail 3.4%
Boot Barn Holdings, Inc.*(a)	128,015	$10,759,661
Burlington Stores, Inc.*	46,977	15,126,124
Citi Trends, Inc.*	166,751	14,507,337
Five Below, Inc.*	126,878	24,521,711
Vroom, Inc.*(a)	220,492	9,229,795
		74,144,628
Textiles, Apparel & Luxury Goods 1.8%
Kontoor Brands, Inc.	390,772	22,043,448
Ralph Lauren Corp.	143,491	16,904,675
		38,948,123
Thrifts & Mortgage Finance 0.3%
WSFS Financial Corp.(a)	156,986	7,313,978
Trading Companies & Distributors 0.4%
Rush Enterprises, Inc. (Class A Stock)	205,593	8,889,841
Water Utilities 0.5%
Essential Utilities, Inc.	254,451	11,628,411

Total Long-Term Investments (cost $1,506,564,091)		2,144,054,972

Short-Term Investments 8.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	22,659,064	22,659,064
PGIM Institutional Money Market Fund (cost $157,442,092; includes $157,436,616 of cash collateral for securities on loan)(b)(wa)	157,569,081	157,474,539

Total Short-Term Investments (cost $180,101,156)		180,133,603

TOTAL INVESTMENTS 107.5% (cost $1,686,665,247)		2,324,188,575
Liabilities in excess of other assets (7.5)%		(161,767,851)

Net Assets 100.0%		$2,162,420,724

PGIM Jennison Small Company Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
LP—Limited Partnership
PIPE—Private Investments in Public Equity
REITs—Real Estate Investment Trust

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $27,553,485 and 1.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $154,358,625; cash collateral of $157,436,616 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $32,006,710. The aggregate value of $27,553,485 is 1.3% of net assets.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).